UNITED STATES
                            SECURITIES AND EXCHANGE
                                   COMMISSION
                              Washington, DC 20549
                                   FORM N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number:        811-06351
                                           ---------

                              Green Century Funds
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               (Exact name of registrant as specified in charter)

                  29 Temple Place, Suite 200, Boston, MA 02111
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                    (Address of principal executive offices)

           Kristina A. Curtis, Green Century Capital Management, Inc.
                  29 Temple Place, Suite 200, Boston, MA 02111
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                    (Name and address of agent for services)

Registrant's telephone number, including area code:   617-482-0800
                                                      ------------

Date of fiscal year end:      07/31/2004
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Date of reporting period:     07/01/2003-06/30/2004
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
FOR THE GREEN CENTURY BALANCED FUND
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                                                                                  Matter      Registrant Cast          Cast Vote
                                                                                 Proposed         Vote:
                                                                                    By:
  Name of Issuer of   Exchange   CUSIP   Shareholder    Description of the       Management   Yes       For,             For
    the Portfolio      Ticker    number    Meeting       Matter Voted On         (M) or     (Y) or    Against,       Management or
      Security         Symbol               Date                                 Security   No (N)   or Abstain         Against
                                                                                  holders                             Management
                                                                                    (S)
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
Sonic Solutions       SNIC     835460106  09/02/03  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
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                                                    Amend Articles of                M         Y      For                 For
                                                    Incorporation                                                     Management
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Polymedica            PLMD     731738100  09/26/03  Director Nominees                M         Y      Withhold All      Against
Corporation                                                                                                           Management
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                                                    Ratify Auditors                  M         Y      Against           Against
                                                                                                                      Management
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Quantum Fuel Systems  QTWW     74765E109  10/23/03  Director Nominees                M         Y      Withhold All      Against
Tech. Worldwide Inc.                                                                                                  Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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Flamel Technologies   FLML     338488109  11/07/03  Item 1. Increase stock for       M         Y      For           For Management
SA                                                  employee plan
                                                    not submitted at July 19, 2001
                                                    AGM
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                                                    Confirm Item 1 and               M         Y      For           For Management
                                                    authorize Board
                                                    action to reflect approval
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                                                    Item 3. Increase stock for       M         Y      For           For Management
                                                    employee plan not submitted
                                                    at Dec. 19, 2001 AGM
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                                                    Confirm Item 3 and               M         Y      For           For Management
                                                    authorize Board
                                                    action to reflect approval
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                                                    Item 5. Increase stock for       M         Y      For           For Management
                                                    employee plan not submitted
                                                    at June 20, 2002 AGM
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                                                    Confirm Item 5 and               M         Y      For           For Management
                                                    authorize Board
                                                    action to reflect approval
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                                                    Item 7. Increase stock for       M         Y      For           For Management
                                                    employee plan not submitted
                                                    at Sept. 19 2002 AGM
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                                                    Confirm Item 7 and               M         Y      For           For Management
                                                    authorize Board
                                                    action to reflect approval
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                                                    Item 9. Increase stock for       M         Y      For           For Management
                                                    employee plan not submitted
                                                    at Feb. 18 2003 AGM
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                                                    Confirm Item 9 and               M         Y      For           For Management
                                                    authorize Board
                                                    action to reflect approval
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                                                    Item 11. Approve stock           M         Y      Against           Against
                                                    warrant issuance                                                  Management
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                                                    Confirm that Item 11             M         Y      Against           Against
                                                    issuance does  not respect                                        Management
                                                    preemptive rights
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                                                    Approve shares to allow          M         Y      Against           Against
                                                    conversion of Item 11's                                           Management
                                                    warrants
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                                                    Item 14. Approve stock           M         Y      Against           Against
                                                    warrant issuance                                                  Management
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                                                    Confirm that Item 14             M         Y      Against           Against
                                                    issuance does not respect                                         Management
                                                    preemptive rights
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                                                    Approve shares to allow          M         Y      Against           Against
                                                    conversion of Item 14's                                           Management
                                                    warrants
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                                                    Approve stock option grants      M         Y      Against           Against
                                                    reserve 1 million shares                                          Management
                                                    for grants
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                                                    Increase stock for employee      M         Y      Against           Against
                                                    plan                                                              Management
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                                                    Authorize filing of              M         Y      For           For Management
                                                    documents and other
                                                    formalities
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Harris Interactive,   HPOL     414549105  11/11/03  Director Nominees                M         Y      Withhold All      Against
Inc.                                                                                                                  Management
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United Natural        UNFI     911163103  12/03/03  Director Nominees                M         Y      For All       For Management
Foods, Inc.
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                                                    Ratify Auditors                  M         Y      For           For Management
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Vestas Wind Systems   VWSYF  DK0010268606 12/30/03  Issue additional shares as       M         Y      For           For Management
AS                                                  part of acquisition of
                                                    NEG Micon
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Surmodics, Inc.       SRDX     868873100  01/26/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Set Number of Directors at 9     M         Y      For           For Management
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Ionics, Incorporated  ION      462218108  02/11/04  Issue Stock                      M         Y      For           For Management
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                                                    Amend Articles of                M         Y      For           For Management
                                                    Organization
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                                                    Amend Stock Incentive Plan       M         Y      Against           Against
                                                    to increase available shares                                      Management
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                                                    Amend Stock Incentive Plan       M         Y      Against           Against
                                                    to authorize grants of                                            Management
                                                    restricted stock
-----------------------------------------------------------------------------------------------------------------------------------
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Whole Foods Market,   WFMI     966837106  03/22/04  Director Nominees                M         Y      For All       For Management
Inc.
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                                                    Amend stock option plan          M         Y      For           For Management
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                                                    Ratify Auditors                  M         Y      Against           Against
                                                                                                                      Management
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                                                    Submit Shareholder Rights        S         Y      For               Against
                                                    Plan to shareholder vote                                          Management
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Vestas Wind Systems   VWSYF  DK0010268606 04/21/04  Receive Board report             M         Y      For           For Management
AS
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                                                    Accept financial statements      M         Y      For           For Management
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                                                    Approve dividend omission        M         Y      For           For Management
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                                                    Approve discharge of Board       M         Y      For           For Management
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                                                    Elect Directors                  M         Y      For           For Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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                                                    Change location of headquarters  M         Y      For           For Management
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                                                    Authorize capital increase       M         Y      For           For Management
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                                                    Approve additional capital       M         Y      For           For Management
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                                                    Reduce shares for employee       M         Y      For           For Management
                                                    warrants due to lack of use
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                                                    Authorize stock buyback          M         Y      For           For Management
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Powerwave             PWAV     739363109  04/27/04  Approve issuance of stock        M         Y      For           For Management
Technologies, Inc.
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                                                    Authorize increased stock        M         Y      For           For Management
                                                    shares
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Atherogenics, Inc.    AGIX     047439104  04/28/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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                                                    Approve equity ownership         M         Y      Against           Against
                                                    plan                                                              Management
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Dot Hill Systems      HILL     25848T109  05/03/04  Director Nominees                M         Y      Withhold All      Against
Corp.                                                                                                                 Management
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                                                    Amend employee stock             M         Y      Against           Against
                                                    purchase                                                          Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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Ionics, Incorporated  ION      462218108  05/06/04  Director Nominees                M         Y      For All       For Management
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                                                    Ratify Auditors                  M         Y      Against           Against
                                                                                                                      Management
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Staar Surgical        STAA     852312305  05/18/04  Director Nominees                M         Y      Withhold All      Against
Company                                                                                                               Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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Chiquita Brands       CQB      170032809  05/25/04  Director Nominees                M         Y      For All       For Management
International, Inc.
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Avid Technology, Inc. AVID     05367P100  05/26/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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Kosan Biosciences     KOSN     50064W107  05/27/04  Director Nominees                M         Y      Withhold All      Against
Incorporated                                                                                                          Management
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Physiometrix, Inc.    PHYX     718928104  05/27/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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Conceptus, Inc.       CPTS     206016107  06/01/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
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                                                    Ratify Auditors                  M         Y      Against           Against
                                                                                                                      Management
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                                                    Amend Equity Incentive Plan      M         Y      Against           Against
                                                    to reduce size of stock                                           Management
                                                    option grants to non-employee
                                                    directors and provide grants
                                                    of restricted stock to
                                                    on-employee directors
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                                                    Amend Equity Incentive Plan      M         Y      Against           Against
                                                    to increase available shares                                      Management

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                                                    Amend employee stock             M         Y      Against           Against
                                                    purchase plan to increase                                         Management
                                                    number of shares
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Distributed Energy    DESC     25475V104  06/02/04  Director Nominees                M         Y      Withhold All      Against
Systems Corp.                                                                                                         Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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Fuel-Tech NV          FTEK     359523107  06/03/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Approve annual report            M         Y      For           For Management
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                                                    Ratify Auditors                  M         Y      Against           Against
                                                                                                                      Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Amend incentive plan to          M         Y      Against           Against
                                                    increase stock awards and                                         Management
                                                    number of awards that can
                                                    be made with incentive
                                                    stock options
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Realnetworks, Inc.    RNWK     75605L104  06/04/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
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                                                    Approve director stock plan      M         Y      Against           Against
                                                                                                                      Management
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Presstek, Inc.        PRST     741113104  06/08/04  Director Nominees                M         Y      For All       For Management
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                                                    Ratify Auditors                  M         Y      For           For Management
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Mercer International  MERCS    588056101  06/14/04  Director Nominees                M         Y      Withhold All      Against
Inc.                                                                                                                  Management
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                                                    Ratify Auditors                  M         Y      For           For Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Approve stock incentive plan     M         Y      Against           Against
                                                                                                                      Management
-----------------------------------------------------------------------------------------------------------------------------------
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Flamel Technologies   FLML     338488109  06/22/04  Approval of financial            M         Y      For           For Management
S.A.                                                statements
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                                                    Allocate profits to carry        M         Y      For           For Management
                                                    forward account
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                                                    Elect Director Gerald Soule      M         Y      Abstain           Against
                                                                                                                      Management
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                                                    Elect Director Steve Willard     M         Y      Abstain           Against
                                                                                                                      Management
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                                                    Elect Director Raul Cesan        M         Y      Abstain           Against
                                                                                                                      Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Elect Director William           M         Y      Abstain           Against
                                                    Dearstyne                                                         Management
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                                                    Elect Director Michel Greco      M         Y      Abstain           Against
                                                                                                                      Management
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                                                    Elect Director Jean Noel         M         Y      Abstain           Against
                                                    Treilles                                                          Management
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                                                    Acknowledge no extravagant       M         Y      Abstain           Against
                                                    expenses in Fiscal Year                                           Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Approve Directors' Insurance     M         Y      For           For Management
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                                                    Approve relationship with        M         Y      For           For Management
                                                    U.S. subsidiary
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                                                    Approve stock warrants           M         Y      Against           Against
                                                                                                                      Management
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                                                    Cancel preemptive right of       M         Y      Against           Against
                                                    others                                                            Management
                                                    to warrants in Item 12
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                                                    Authorize Board to issue         M         Y      Against           Against
                                                    shares approved in Item 12                                        Management
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                                                    Approve filings and              M         Y      For           For Management
                                                    formailities required by law
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Ariad                 ARIA     04033A100  06/23/04  Director Nominees                M         Y      Withhold All      Against
Pharmaceuticals, Inc.                                                                                                 Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Amend stock plan to              M         Y      Against           Against
                                                    increase number of shares                                         Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Increase shares of common        M         Y      Against           Against
                                                    stock                                                             Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Ratify Auditors                  M         Y      For           For Management
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Intraware, Inc.       ITRA     46118M103  08/04/04  Director Nominees                M         Y      Withhold All      Against
                                                                                                                      Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Ratify Auditors                  M         Y      Against           Against
                                                                                                                      Management
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

                                    SIGNATURE

Pursuant to the requirements of the Invesment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:           Green Century Funds
-------------------------------------------------------------------------------
By:                   /s/ Kristina A. Curtis
                      Kristina A. Curtis, Chief
                      Principal Executive Officer
-------------------------------------------------------------------------------
Date:                 August 16, 2004
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